Summary of Significant Accounting Policies (Basic EPS Calculation for Net Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to the Company	$ 1,176	$ 993	$ 855
Basic weighted average common shares outstanding	544	542	540
Net Income [Member]
Net income attributable to the Company	1,176	993	855
Less: Portion attributable to participating securities	2	6	11
Net income attributable to common shares for basic earnings per shares	$ 1,174	$ 987	$ 844
Basic weighted average common shares outstanding	544	542	540